Employee Retirement Plans - Defined Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 01, 2015
Defined Benefit Plan Disclosure [Line Items]
Effect of one-percentage-point decrease in the aggregate of service and interest cost components of annual expense		$ 0.1
Effect of one-percentage-point increase in the aggregate of service and interest cost components of annual expense		$ 0.1
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Settlement loss			$ 5.8
Discount rate		4.34%	3.98%	4.81%
Spot rate for interest cost		3.97%	4.81%	4.16%
Expected contributions in the next fiscal year		$ 2.0
OPEB Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Changes in OPEB benefit obligation		$ (29.8)
Discount rate		3.61%	3.90%	4.65%	3.59%
Increase (decrease) in service cost due to remeasurement		$ (0.2)
Increase (decrease) in interest cost due to remeasurement		$ (0.2)
Defined benefit plan weighted average rates, service cost		3.59%
Defined benefit plan weighted average rates, interest cost		3.59%
Spot rate for interest cost		3.60%	4.65%	4.39%
Expected contributions in the next fiscal year		$ 7.3
OPEB Benefits [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Spot rate for service cost		0.65%
Spot rate for interest cost		0.65%
OPEB Benefits [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Spot rate for service cost		5.01%
Spot rate for interest cost		5.01%
OPEB Benefits [Member] | Pension Benefits [Member] | Estimated [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan weighted average rates, service cost	4.37%
Defined benefit plan weighted average rates, interest cost	4.37%
Estimated increase (decrease) in service cost	$ (7.0)
Estimated increase (decrease) in interest cost	$ (7.0)
OPEB Benefits [Member] | Pension Benefits [Member] | Estimated [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Spot rate for service cost	0.92%
Spot rate for interest cost	0.92%
OPEB Benefits [Member] | Pension Benefits [Member] | Estimated [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Spot rate for service cost	4.97%
Spot rate for interest cost	4.97%